Liquidity and Capital Resources	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Liquidity and Capital Resources

NOTE 3. LIQUIDITY AND CAPITAL RESOURCES

As shown in the condensed consolidated financial statements, the Company has experienced significant net losses as well as negative cash flows from operations since its inception. The Company’s cash expenditures primarily relate to procurement of inventory, payment of salaries, employee benefits and other operating costs and purchases of production equipment and other capital investments. The Company’s primary sources of liquidity have historically been borrowings from Wells Fargo and sales of common stock and preferred stock to, and short-term loans from, affiliates of Pegasus Capital Advisors, L.P. (“Pegasus Capital”), including Pegasus Partners IV, L.P. (“Pegasus IV”), LSGC Holdings, LLC (“LSGC Holdings”), LSGC Holdings II, LLC (“Holdings II”) and PCA LSG Holdings, LLC (“PCA Holdings”), which together with its affiliates, is the Company’s controlling stockholder. However, as detailed below, the Series H and I Preferred Offering (defined in Note 9 below) was provided primarily by parties other than Pegasus Capital and its affiliates.

As of September 30, 2013, the Company had cash and cash equivalents of $10.3 million and an additional $5.0 million in cash subject to restrictions pursuant to the Company’s asset-based revolving credit facility with Wells Fargo (the “Wells Fargo ABL”). The Wells Fargo ABL provides the Company with a borrowing capacity of up to $50.0 million, which capacity is equal to the sum of (i) 85% of its eligible accounts receivable plus up to $7.5 million of eligible inventory, less certain reserves established against such accounts receivable and inventory by Wells Fargo from time to time pursuant to the Wells Fargo ABL, plus (ii) unrestricted cash held in a Wells Fargo deposit account (“Qualified Cash”), plus (iii) the amount of the Second Lien Letter of Credit Facility with Ares Capital Corporation (“Ares Capital”), pledged in favor of Wells Fargo (the “Ares Letter of Credit Facility”) for the benefit of the Company (collectively, the “Borrowing Base”). The Company is at all times required to maintain (i) a Borrowing Base that exceeds the amount of its outstanding borrowings under the Wells Fargo ABL by at least $5.0 million and (ii) $5.0 million in Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing under the Wells Fargo ABL.

On March 31, 2013, the Company entered into Amendment No. 6 (“Amendment No. 6”) to the Wells Fargo ABL, which among other things, (i) extended the maturity date of the Wells Fargo ABL to April 2, 2014, and (ii) reduced the maximum credit available under the Wells Fargo ABL by $2.5 million (from $50.0 million to $47.5 million) on November 22, 2013 if (x) the Company’s consolidated earnings (loss) before interest, tax, depreciation and amortization for the nine month period ending on September 30, 2013 is greater than $(20.2 million) and (y) excess availability under the Wells Fargo ABL on November 22, 2013 is less than $10.0 million. As of September 30, 2013, the Company had $30.5 million of outstanding borrowings under the Wells Fargo ABL and additional borrowing capacity of $14.1 million.

On September 11, 2013, the Company issued an aggregate of 17,394 shares of its newly designated Series J Convertible Preferred Stock, par value $0.001 per share (the “Series J Preferred Stock”), at a price of $1,000 per share (the “Stated Value”) for aggregate proceeds of $17.4 million (the “Series J Preferred Offering”). The shares of Series J Preferred Stock were issued pursuant to a preferred stock subscription agreement (the “Series J Subscription Agreement”) entered into between the Company, RW LSG Holdings LLC, (“Riverwood Holdings”), an affiliate of Riverwood LSG Management Holdings LLC (“Riverwood Management”) and Riverwood Capital Partners L.P. (“Riverwood Capital,” and together with Riverwood Holdings, Riverwood Management and their affiliates, “Riverwood”), PCA Holdings and Holdings II. The Company issued 12,500, 2,500 and 2,394 shares of Series J Preferred Stock to Holdings II, PCA Holdings and Riverwood Holdings, respectively.

In an effort to strengthen the balance sheet and provide liquidity to meet the Company’s cash flow needs for the next twelve months, the Company will seek additional sources of liquidity and continue to implement cost control measures. The Company may not have access to sources of liquidity in an amount or on terms that are acceptable to the Company. If the Company is unable to obtain sufficient capital when needed, the Company’s business, compliance with the credit facility and future prospects will be adversely affected.

NOTE 3: LIQUIDITY AND CAPITAL RESOURCES

As shown in the consolidated financial statements, the Company has experienced significant net losses as well as negative cash flows from operations since its inception. The Company’s cash expenditures primarily relate to procurement of inventory, payment of salaries, employee benefits and other operating costs and purchases of production equipment and other capital investments. The Company’s primary sources of liquidity have historically been borrowings from Wells Fargo and sales of common stock and preferred stock to, and short-term loans from, affiliates of Pegasus Capital Advisors, L.P. (“Pegasus Capital”), including Pegasus Partners IV, L.P. (“Pegasus IV”), LSGC Holdings, LLC (“LSGC Holdings”), LSGC Holdings II, LLC (“Holdings II”) and PCA LSG Holdings, LLC (“PCA Holdings”), which together with its affiliates, is the Company’s controlling stockholder. However, as detailed below, the Company’s most recent source of liquidity (the Series H and I Preferred Offering, defined below) was provided primarily by parties other than Pegasus Capital and its affiliates.

As of December 31, 2012, the Company had cash and cash equivalents of $15.8 million and an additional $5.0 million in cash subject to restriction pursuant to the Wells Fargo ABL. The Wells Fargo ABL provides the Company with a borrowing capacity of up to $50.0 million, which capacity is equal to the sum of (i) 85% of its eligible accounts receivable plus up to $7.5 million of eligible inventory, less certain allowances established against such accounts receivable and inventory by Wells Fargo from time to time pursuant to the Wells Fargo ABL, plus (ii) unrestricted cash held in a Wells Fargo deposit account (“Qualified Cash”), plus (iii) the amount of the Second Lien Letter of Credit Facility with Ares Capital Corporation (“Ares Capital”), pledged in favor of Wells Fargo (the “Ares Letter of Credit Facility”) for the benefit of the Company (collectively, the “Borrowing Base”). The Company is at all times required to maintain (i) a Borrowing Base that exceeds the amount of its outstanding borrowings under the Wells Fargo ABL by at least $5.0 million and (ii) $5.0 million in Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing under the Wells Fargo ABL. As of December 31, 2012, the Company had $1.5 million of outstanding borrowings under the Wells Fargo ABL and additional borrowing capacity of $48.5 million.

From January 11, 2012 through May 18, 2012, the Company issued an aggregate of 18,250 of its preferred units (the “Series G Preferred Units”) for total proceeds of $18.3 million. Each Series G Preferred Unit consisted of: (i) one share of the Company’s newly designated Series G Preferred Stock (the “Series G Preferred Stock”) and (ii) 83 shares of the Company’s common stock. Of these issuances, (a) 6,000 of the Series G Preferred Units were issued to PCA Holdings for total proceeds of $6.0 million, (b) 2,000 of the Series G Preferred Units were issued to Holdings II for total proceeds of $2.0 million, (c) 5,000 of the Series G Preferred Units were issued to Leon Wagner, a member of the Company’s board of directors, for total proceeds of $5.0 million, (d) 250 of the Series G Preferred Units were issued to other accredited investors for total proceeds of $250,000 and (e) the remaining 5,000 Series G Preferred Units were issued to Continental Casualty Company (“Continental”) for total proceeds of $5.0 million. As partial consideration for Continental’s purchase of the Series G Preferred Units, LSGC Holdings agreed to certain amendments to the terms of the senior preferred membership interests held by Continental in LSGC Holdings. See Note 9 for additional discussion of the terms of the Series G Preferred Units issued to Continental and the Repurchase Obligation, which the Company also entered into with LSGC Holdings in connection with Continental’s purchase of Series G Preferred Units.

On May 25, 2012, the Company entered into a preferred stock subscription agreement (the “Series H and I Subscription Agreement”) with RW LSG Holdings LLC, (“Riverwood Holdings”), an affiliate of Riverwood LSG Management Holdings LLC (“Riverwood Management”) and Riverwood Capital Partners L.P. (“Riverwood Capital,” and together with Riverwood Holdings, Riverwood Management and their affiliates, “Riverwood”), and certain other purchasers, pursuant to which the Company issued 60,705 shares of Series H Preferred Stock and 6,364 shares of Series I Preferred Stock (together with the Series H Preferred Stock, the “Preferred Shares”) at a price of $1,000 per Preferred Share (the “Series H and I Preferred Offering”), for gross proceeds of $67.1 million. In conjunction with the Series H and I Preferred Offering, the Company entered into a Support Services Agreement (the “Riverwood Support Services Agreement”) with Riverwood Holdings and Riverwood Management. As compensation for Riverwood’s provision of certain financial and structural analysis, due diligence investigations, corporate strategy and other advice and negotiation assistance to the Company in connection with the Series H and I Preferred Offering, the Company issued a warrant to Riverwood Management (the “Riverwood Warrant”) representing the right to purchase 18,092,511 shares of common stock at a variable exercise price described in Note 8.

The Series H and I Preferred Offering constituted a “Subsequent Transaction” (as defined in the certificate of designation governing the Series G Preferred Stock) and provided the holders of Series G Preferred Stock with the right to convert their shares of Series G Preferred Stock into the securities issued in the Subsequent Transaction. The holders of the Series G Preferred Stock elected to convert all 52,358 outstanding shares of Series G Preferred Stock into an aggregate of 50,001 shares of Series I Preferred Stock and 4,346 shares of Series H Preferred Stock. See Note 8 for additional discussion of the terms of the Preferred Shares and the conversion of the Series G Preferred Stock into Preferred Shares.

On September 25, 2012, the Company entered into a separate preferred stock subscription agreement (together, the “September 2012 Subscription Agreements”) with each of (i) Portman Limited (“Portman”) and (ii) Cleantech Europe II (A) LP (“Cleantech A”) and Cleantech Europe II (B) LP (“Cleantech B” and together with Cleantech A, “Zouk”), pursuant to which the Company issued an aggregate of 49,000 shares of Series H Preferred Stock at a price of $1,000 per share of Series H Preferred Stock (the “September 2012 Preferred Offering”), for gross proceeds of $49.0 million. In conjunction with the September 2012 Preferred Offering, the Company also issued warrants to each of Portman, Cleantech A and Cleantech B to purchase 4,000,000, 3,406,041 and 593,959 shares of common stock, respectively (the “September 2012 Warrants”), at an exercise price of $0.72 per share of common stock.

In connection with the issuance of the September 2012 Warrants, on September 25, 2012, the Company entered into a Commitment Agreement (the “September 2012 Commitment Agreement”) with Pegasus IV, pursuant to which the Company is obligated to buy from Pegasus IV or its affiliates shares of common stock equal to the number of shares, if any, for which the September 2012 Warrants are exercised, up to an aggregate number of shares of common stock equal to the aggregate number of shares of common stock underlying all of the September 2012 Warrants (the “Pegasus Commitment”). The purchase price for any Pegasus Commitment will be equal to the consideration paid to the Company pursuant to the September 2012 Warrants. With respect to any September 2012 Warrants exercised on a cashless basis, the consideration to Pegasus IV in exchange for the number of shares of common stock issued to the exercising holder of September 2012 Warrants would be the reduction in the Pegasus Commitment equal to the reduction in the number of shares underlying the September 2012 Warrants.

In connection with the September 2012 Preferred Offering and to accommodate their necessary capital calls, Cleantech A and Cleantech B each issued a promissory note to the Company as consideration for their purchase of shares of Series H Preferred Stock and September 2012 Warrants (the “Promissory Notes”). The face value of the Promissory Notes issued by Cleantech A and Cleantech B were equal to $20.9 million and $3.6 million, respectively. The Promissory Notes bore interest at zero percent (0%) per annum and were payable upon the earlier of: (i) two business days following receipt by Cleantech A or Cleantech B, as applicable, of the funds obtained from their respective calls for capital previously committed to them by their investors and (ii) October 17, 2012. On October 11, 2012, the Promissory Notes from Cleantech A and Cleantech B were paid in full.

The Company believes it will have sufficient capital to fund its operations for the next 12 months based on its current business plan and assumptions of future results. In future periods, if the Company does not adequately execute upon its business plan or its assumptions or forecasts do not prove to be accurate, the Company could exhaust its available capital resources, which could require the Company to seek to raise additional capital and/or further reduce its expenditures of cash. There can be no assurance that sources of liquidity will be available in an amount or on terms that are acceptable to the Company.